PENSIONS - Reconciliation of Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 49,943	$ 46,093
Service cost	155	162	$ 250
Interest cost	1,271	1,740	1,687
Actuarial loss	5,458	4,581
Foreign currency exchange rate changes	372	433
Benefit payments	(3,077)	(3,066)
Benefit obligation at December 31	$ 54,122	$ 49,943	$ 46,093